Income Taxes (Details) - Schedule of the statutory tax rates and the effective tax rates - FaZe Clan Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of the statutory tax rates and the effective tax rates [Line Items]
U.S. federal statutory income tax rate	$ (6,043)	$ (6,959)
U.S. federal statutory income tax rate	21.00%	21.00%
State taxes, net of federal benefit	$ (2,001)	$ (1,891)
State taxes, net of federal benefit	7.00%	5.70%
Non-deductible interest expense		$ 1,226
Non-deductible interest expense	0.00%	(3.70%)
Other non-deductible items	$ 35	$ 62
Other non-deductible items	(0.10%)	(0.20%)
Valuation allowance	$ 8,009	$ 7,562
Valuation allowance	(27.90%)	(22.80%)
Income tax expense
Income tax expense	0.00%	0.00%